SUMMARY OF EXPLORATION AND EVALUATION ASSETS (Details)	12 Months Ended
Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning balance	$ 3,099,926
Ending balance	31,823,982
Selebi [Member] | BOTSWANA
IfrsStatementLineItems [Line Items]
Beginning balance	3,099,926
Ending balance	31,146,673
Selkirk [Member] | BOTSWANA
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	677,310
Exploration and evaluation assets arising from acquisition [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Acquisition costs	8,578,627
Ending balance	8,578,627
Exploration and evaluation assets arising from acquisition [member] | Selebi [Member] | BOTSWANA
IfrsStatementLineItems [Line Items]
Beginning balance
Acquisition costs	8,251,518
Ending balance	8,251,518
Exploration and evaluation assets arising from acquisition [member] | Selkirk [Member] | BOTSWANA
IfrsStatementLineItems [Line Items]
Beginning balance
Acquisition costs	327,109
Ending balance	327,109
Exploration and Evaluation Assets Arising from Exploration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,099,926
Ending balance	23,245,355
Site operations & administration	1,647,481
Care & Maintenance	5,177,677
Geology	1,736,994
Drilling	7,211,328
Geophysics	1,672,465
Engineering	2,035,379
ESG	232,937
Metallurgy & MP	80,755
Technical studies	58,964
Health and safety	277,284
Infrastructure – water studies	14,165
Exploration and Evaluation Assets Arising from Exploration [Member] | Selebi [Member] | BOTSWANA
IfrsStatementLineItems [Line Items]
Beginning balance	3,099,926
Ending balance	22,895,154
Site operations & administration	1,601,381
Care & Maintenance	5,177,677
Geology	1,573,182
Drilling	7,202,715
Geophysics	1,659,814
Engineering	1,968,618
ESG	197,675
Metallurgy & MP	75,955
Technical studies	46,762
Health and safety	277,284
Infrastructure – water studies	14,165
Exploration and Evaluation Assets Arising from Exploration [Member] | Selkirk [Member] | BOTSWANA
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	350,201
Site operations & administration	46,100
Care & Maintenance
Geology	163,812
Drilling	8,613
Geophysics	12,651
Engineering	66,761
ESG	35,262
Metallurgy & MP	4,800
Technical studies	12,202
Health and safety
Infrastructure – water studies